Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

January 31, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Growth Series (Invesco Growth Series)
CIK No. 0000202032

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectus and the Statement of Additional Information relating to Class R6 shares of Invesco Oppenheimer Master Event-Linked Bond Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 156 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 156 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on January 27, 2020.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5905 or at carolyn.liu-hartman@invesco.com.

Very truly yours,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman

Senior Counsel